[EATON VANCE LOGO]




                                  EATON VANCE
                                     ASIAN
                                     SMALL
                                   COMPANIES
                                     FUND




                     SEMIANNUAL REPORT FEBRUARY 28, 2002

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

[PHOTO]
Zaheer Sitabkhan
Portfolio Manager

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The Asian markets have mounted a recovery in the six months ended February 28, 2002, reflecting an economic upturn, improved current accounts and a significant rise in consumer spending. The Morgan Stanley Capital International All Country Asia Pacific Free Index declined 8.39% during the six-month period.(1)

- South Korea remains one of Asia's success stories. The resurgent Korean stock market has reflected an economy well into recovery, amid rising domestic demand and a stronger industrial sector. Hong Kong, meanwhile, has been hurt by its dollar-pegged currency and continuing deflation. Property prices, a key economic indicator, have been severely depressed and unemployment is close to 7%, the highest in a decade.

- While India has suffered weak industrial output and continuing concerns over the region's political uncertainties, the Indian stock market has registered a modest recovery in recent months. The nation's agricultural sector has turned in a strong performance, while consumer spending has trended somewhat higher, with a notable pickup in vehicle sales.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 22.87% during the six months ended February 28, 2002.(2) This return resulted from an increase in net asset value per share (NAV) to $22.35 on February 28, 2002 from $18.19 on August 31, 2001.

- The Fund's Class B shares had a total return of 22.65% during the six months ended February 28, 2002.(2) This return resulted from an increase in NAV to $14.35 on February 28, 2002 from $11.70 on August 31, 2001.

  RECENT PORTFOLIO DEVELOPMENTS

- South Korea was the Portfolio's largest country weighting, 29.6% of the Portfolio at February 28, followed by India, Hong Kong and Singapore. Management maintained a broad sector diversification, with a significant exposure to food and beverage companies, which are expected to grow earnings even in a soft economic climate, and financial companies, which are likely to benefit from lower interest rates. The Portfolio's largest holdings at February 28 included:

- Hite Brewery Co., Ltd. is a leading Korean brewer of beer, malt products, rice wine and carbonated soft drinks. The company has generated strong domestic revenue growth in the very competitive Korean beer market, and has enjoyed increasing success in recent years in marketing the Hite brand to overseas markets.

- Korea-based Humax Co., Ltd. is a fast-growing manufacturer of consumer electronics, with research and development strengths that have made it a leader in the production of set-top boxes for digital broadcasting. The company estimates that the number of digital cable subscribers worldwide will quadruple by 2004, a trend that favors Humax's technological edge.

- PT Unilever Indonesia is a producer of consumer products for daily household uses. The company manufactures 19 categories of consumer products, such as soap, detergent, toothpaste, cooking needs and cosmetics. Unilever has been a prime beneficiary of rising personal wealth levels, which have driven consumer demand for personal care products.

- Great Eastern Holdings Ltd., a leading Singapore life insurer, has enjoyed strong premium income growth in recent years, reflecting rising demand for insurance-related investment vehicles. Great Eastern has made major gains in market share, the result of stronger brand recognition, better distribution channels and the successful integration of acquisitions.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 2002

Performance(3)                               Class A           Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                       13.34%             12.81%
Life of Fund+                                  32.96              12.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                        6.84%              7.81%
Life of Fund+                                  30.36              10.84

+Inception dates: Class A: 3/1/99; Class B: 10/8/99

Ten Largest Holdings(4)
------------------------------------------------
Hite Brewery Co. Ltd.                       6.5%
Humax Co., Ltd.                             6.2
Lotte Chilsung Beverage Co., Ltd.           5.6
China Insurance International Holdings      5.3
NC Soft Corp.                               5.0
PT Unilever Indonesia                       5.0
Great Eastern Holdings                      4.7
Dairy Farm International Holdings           4.6
Golden Land Property Development Co. Ltd.   4.3
United Breweries, Ltd.                      3.9

(1) It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. (4) Based on market value. Ten largest holdings represent 51.1% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
-----------------------------------------------------------------
Investment in Asian Small Companies Portfolio, at
   value (identified cost, $672,205)                    $ 493,759
Receivable from the Distributor                            25,453
Prepaid expenses                                            9,487
-----------------------------------------------------------------
TOTAL ASSETS                                            $ 528,699
-----------------------------------------------------------------

Liabilities
-----------------------------------------------------------------
Payable for Fund shares redeemed                        $   4,789
Payable to affiliate for distribution and service fees        406
Accrued expenses                                            5,469
-----------------------------------------------------------------
TOTAL LIABILITIES                                       $  10,664
-----------------------------------------------------------------
NET ASSETS                                              $ 518,035
-----------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------
Paid-in capital                                         $ 878,533
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                      (175,420)
Accumulated net investment loss                            (6,632)
Net unrealized depreciation from Portfolio (computed
   on the basis of identified cost)                      (178,446)
-----------------------------------------------------------------
TOTAL                                                   $ 518,035
-----------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------
NET ASSETS                                              $ 461,637
SHARES OUTSTANDING                                         20,652
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $   22.35
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $22.35)                    $   23.71
-----------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------
NET ASSETS                                              $  56,398
SHARES OUTSTANDING                                          3,931
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                             $   14.35
-----------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
---------------------------------------------------------------
Dividends allocated from Portfolio (net of foreign
   taxes, $77)                                          $ 1,027
Interest allocated from Portfolio                            11
Expenses allocated from Portfolio                        (3,287)
---------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                      $(2,249)
---------------------------------------------------------------

Expenses
---------------------------------------------------------------
Management fee                                          $   473
Distribution and service fees
   Class A                                                  878
   Class B                                                  138
Registration fees                                        13,307
Printing and postage                                      5,123
Legal and accounting services                             3,864
Custodian fee                                             2,366
Transfer and dividend disbursing agent fees                 775
Miscellaneous                                                45
---------------------------------------------------------------
TOTAL EXPENSES                                          $26,969
---------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Distributor                                       $25,453
---------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                $25,453
---------------------------------------------------------------

NET EXPENSES                                            $ 1,516
---------------------------------------------------------------

NET INVESTMENT LOSS                                     $(3,765)
---------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)
      (net of foreign taxes, $1,456)                    $    (5)
   Foreign currency transactions                           (381)
---------------------------------------------------------------
NET REALIZED LOSS                                       $  (386)
---------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                  $88,266
   Foreign currency                                           8
---------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)    $88,274
---------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                        $87,888
---------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS              $84,123
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                     FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                           (UNAUDITED)        AUGUST 31, 2001
------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                  $          (3,765) $       (13,411)
   Net realized loss                                                 (386)        (147,046)
   Net change in unrealized
      appreciation (depreciation)                                  88,274         (202,241)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $          84,123  $      (362,698)
------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                           $              --  $       (74,363)
      Class B                                                          --           (2,032)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $              --  $       (76,395)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $          86,412  $       125,295
      Class B                                                      37,852           74,911
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                          --           74,363
      Class B                                                          --            2,031
   Cost of shares redeemed
      Class A                                                     (41,384)      (1,157,603)
      Class B                                                      (2,941)         (95,679)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $          79,939  $      (976,682)
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $         164,062  $    (1,415,775)
------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------
At beginning of period                                  $         353,973  $     1,769,748
------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $         518,035  $       353,973
------------------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $          (6,632) $        (2,867)
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS A
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------
                                  (UNAUDITED)(1)         2001(1)        2000        1999(2)
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $18.190           $24.130      $15.840       $10.000
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.149)          $(0.268)     $(0.322)      $ 0.046
Net realized and unrealized
   gain (loss)                           4.309            (4.632)       8.660         5.794
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 4.160           $(4.900)     $ 8.338       $ 5.840
---------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------
From net investment income             $    --           $    --      $(0.048)      $    --
From net realized gain                      --            (1.040)          --            --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(1.040)     $(0.048)      $    --
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $22.350           $18.190      $24.130       $15.840
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          22.87%           (20.89)%      52.65%        58.40%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   462           $   340      $ 1,723       $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.50%(5)          2.78%        2.70%         1.40%(5)
   Net expenses after
      custodian fee
      reduction(4)                        2.50%(5)          2.50%        2.49%         1.40%(5)
   Net investment income
      (loss)                             (1.92)%(5)        (1.38)%      (1.66)%        2.69%(5)
Portfolio Turnover of the
   Portfolio                                41%              109%         112%          105%
---------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           15.97%(5)          7.84%        6.67%         8.23%(5)
   Expenses after custodian
      fee reduction(4)                   15.97%(5)          7.56%        6.46%         8.23%(5)
   Net investment loss                  (15.35)%(5)        (6.44)%      (5.63)%       (4.13)%(5)
Net investment loss per share          $(1.193)          $(1.251)     $(1.092)      $(0.071)
---------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS B
                                  -----------------------------------------------
                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------
                                  (UNAUDITED)(1)         2001(1)        2000(2)
---------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.700           $16.070        $11.700
---------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------
Net investment loss                    $(0.035)          $(0.234)       $(0.345)
Net realized and unrealized
   gain (loss)                           2.685            (3.096)         4.715
---------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 2.650           $(3.330)       $ 4.370
---------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------
From net realized gain                 $    --           $(1.040)       $    --
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $(1.040)       $    --
---------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $14.350           $11.700        $16.070
---------------------------------------------------------------------------------

TOTAL RETURN(3)                          22.65%           (21.64)%        37.35%
---------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $    56           $    14        $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        3.00%(5)          3.28%          2.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                        3.00%(5)          3.00%          2.56%(5)
   Net investment loss                   (2.91)%(5)        (1.88)%        (1.59)%(5)
Portfolio Turnover of the
   Portfolio                                41%              109%           112%
---------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor.
   Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           16.10%(5)         10.80%          4.81%(5)
   Expenses after custodian
      fee reduction(4)                   16.10%(5)         10.52%          4.60%(5)
   Net investment loss                  (16.01)%(5)        (9.40)%        (3.63)%(5)
Net investment loss per share          $(0.193)          $(1.170)       $(0.788)
---------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (0.97% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2009, in the amount of $(16,449).

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 3,984               6,153
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --               3,536
    Redemptions                                          (2,022)            (62,392)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               1,962             (52,703)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                 2,943               6,322
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             --                 149
    Redemptions                                            (216)             (8,189)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               2,727              (1,718)
    -------------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2002 the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $473. To reduce the net operating loss of the Fund, EVM waived their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $187 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and service plans for Class A and Class B (collectively, the Plans). The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to
   (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $528 and $103 for Class A, and Class B shares, respectively to or payable to EVD for the six months ended February 28, 2002, representing approximately 0.30%, and 0.75% (annualized) of the average daily net assets for Class A, and Class B shares, respectively. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $25,453 of the Fund's expenses. At February 28, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $14,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   net assets attributable to Class A, and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2002 amounted to approximately $350 and $34, for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $5,000 of CDSC paid by Class B Shareholders for the six months ended February 28, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $124,264 and $14,626 respectively, for the six months ended February 28, 2002.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

AUSTRALIA -- 2.7%

SECURITY                                  SHARES           VALUE
Engineering -- 2.7%
----------------------------------------------------------------------
Transfield Services Ltd.(1)                  1,187,000     $ 1,380,377
----------------------------------------------------------------------
                                                           $ 1,380,377
----------------------------------------------------------------------
Industrial Goods -- 0.0%
----------------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                       350,000     $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Australia
   (identified cost $1,314,515)                            $ 1,380,377
----------------------------------------------------------------------

HONG KONG -- 13.8%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 5.3%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    4,402,000     $ 2,680,997
----------------------------------------------------------------------
                                                           $ 2,680,997
----------------------------------------------------------------------
Miscellaneous -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(2)                               300,000     $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Printing -- 1.3%
----------------------------------------------------------------------
Leefung-Asco Printers Holdings Ltd.          6,849,000     $   658,630
----------------------------------------------------------------------
                                                           $   658,630
----------------------------------------------------------------------
Retail - Apparel -- 3.3%
----------------------------------------------------------------------
Giordano International Ltd.                  3,293,102     $ 1,678,398
----------------------------------------------------------------------
                                                           $ 1,678,398
----------------------------------------------------------------------
Retail - Restaurants -- 3.9%
----------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                  3,033,000     $ 1,963,887
----------------------------------------------------------------------
                                                           $ 1,963,887
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $4,666,758)                            $ 6,981,912
----------------------------------------------------------------------

INDIA -- 24.8%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Audio/Video Products -- 0.9%
----------------------------------------------------------------------
Moser-Baer India Ltd.                           71,500     $   443,958
----------------------------------------------------------------------
                                                           $   443,958
----------------------------------------------------------------------
Banking and Finance -- 2.5%
----------------------------------------------------------------------
HDFC Bank Ltd.                                 269,081     $ 1,299,278
----------------------------------------------------------------------
                                                           $ 1,299,278
----------------------------------------------------------------------
Coatings/Paints -- 2.5%
----------------------------------------------------------------------
Asian Paints (India) Ltd.                      200,000     $ 1,251,899
----------------------------------------------------------------------
                                                           $ 1,251,899
----------------------------------------------------------------------
Commercial Services - Finance -- 0.8%
----------------------------------------------------------------------
Credit Rating Information Services of
India Ltd.                                      75,000     $   400,944
----------------------------------------------------------------------
                                                           $   400,944
----------------------------------------------------------------------
Drugs -- 4.9%
----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.                   83,140     $ 1,795,848
Wockhardt Ltd.                                  62,025         677,869
----------------------------------------------------------------------
                                                           $ 2,473,717
----------------------------------------------------------------------
Engineering -- 2.9%
----------------------------------------------------------------------
Asea Brown Boveri Ltd.                         280,369     $ 1,478,398
----------------------------------------------------------------------
                                                           $ 1,478,398
----------------------------------------------------------------------
Food and Beverages -- 5.9%
----------------------------------------------------------------------
Britannia Industries Ltd.                       87,680     $ 1,012,163
United Breweries Ltd.                          670,900       1,989,561
----------------------------------------------------------------------
                                                           $ 3,001,724
----------------------------------------------------------------------
Healthcare - Nutritional -- 1.0%
----------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare
Ltd.                                            61,700     $   503,506
----------------------------------------------------------------------
                                                               503,506
----------------------------------------------------------------------
Pharmaceutical -- 3.1%
----------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.             121,675     $ 1,574,456
----------------------------------------------------------------------
                                                           $ 1,574,456
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software - Communications -- 0.3%
----------------------------------------------------------------------
UTV Software Solutions Communications
Co., Ltd.(2)                                   351,400     $   180,353
----------------------------------------------------------------------
                                                           $   180,353
----------------------------------------------------------------------
Total India
   (identified cost $14,026,078)                           $12,608,233
----------------------------------------------------------------------

INDONESIA -- 4.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Soap & Cleaning Preparations -- 4.9%
----------------------------------------------------------------------
PT Unilever Indonesia Tbk                    1,190,000     $ 2,520,690
----------------------------------------------------------------------
                                                           $ 2,520,690
----------------------------------------------------------------------
Total Indonesia
   (identified cost $1,942,240)                            $ 2,520,690
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 29.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Apparel -- 2.0%
----------------------------------------------------------------------
Nice People Co., Ltd.                          260,000     $ 1,038,975
----------------------------------------------------------------------
                                                           $ 1,038,975
----------------------------------------------------------------------
Beverages -- 5.5%
----------------------------------------------------------------------
Lotte Chilsung Beverage Co., Ltd.                6,870     $ 2,828,640
----------------------------------------------------------------------
                                                           $ 2,828,640
----------------------------------------------------------------------
Food and Beverages -- 8.1%
----------------------------------------------------------------------
Hite Brewery Co., Ltd.(1)                       55,030     $ 3,296,459
Lotte Samkang Co.(1)                            10,810         808,209
----------------------------------------------------------------------
                                                           $ 4,104,668
----------------------------------------------------------------------
Internet Content - Entertainment -- 5.0%
----------------------------------------------------------------------
NC Soft Corp.(1)                                17,900     $ 2,551,714
----------------------------------------------------------------------
                                                           $ 2,551,714
----------------------------------------------------------------------
Telecommunication Equipment -- 6.2%
----------------------------------------------------------------------
Humax Co., Ltd.                                 81,600     $ 3,155,596
----------------------------------------------------------------------
                                                           $ 3,155,596
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Wireless Equipment -- 2.8%
----------------------------------------------------------------------
You Eal Electonics Co., Ltd.                    87,500     $ 1,426,486
----------------------------------------------------------------------
                                                           $ 1,426,486
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $8,105,888)                            $15,106,079
----------------------------------------------------------------------

SINGAPORE -- 10.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electric Products -- 1.2%
----------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.                     1,000,000     $   611,604
----------------------------------------------------------------------
                                                           $   611,604
----------------------------------------------------------------------
Food - Retail -- 4.6%
----------------------------------------------------------------------
Dairy Farm International Holdings
Ltd.(1)                                      3,369,600     $ 2,341,872
----------------------------------------------------------------------
                                                           $ 2,341,872
----------------------------------------------------------------------
Insurance -- 4.7%
----------------------------------------------------------------------
Great Eastern Holdings Ltd.                    364,000     $ 2,405,133
----------------------------------------------------------------------
                                                           $ 2,405,133
----------------------------------------------------------------------
Total Singapore
   (identified cost $3,643,311)                            $ 5,358,609
----------------------------------------------------------------------

TAIWAN -- 5.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Financial Services -- 3.1%
----------------------------------------------------------------------
Fubon Financial Holding Co., Ltd.(1)         1,630,211     $ 1,580,923
----------------------------------------------------------------------
                                                           $ 1,580,923
----------------------------------------------------------------------
Entertainment Software -- 2.0%
----------------------------------------------------------------------
Softstar Entertainment, Inc.(1)                777,000     $ 1,023,885
----------------------------------------------------------------------
                                                           $ 1,023,885
----------------------------------------------------------------------
Total Taiwan
   (identified cost $2,203,053)                            $ 2,604,808
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

THAILAND -- 6.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Real Estate Operating/Development -- 6.5%
----------------------------------------------------------------------
Central Pattana Public Co., Ltd                910,000     $ 1,103,661
Golden Land Property Development Public
Co., Ltd.(1)                                 7,001,000       2,194,822
----------------------------------------------------------------------
                                                           $ 3,298,483
----------------------------------------------------------------------
Total Thailand
   (identified cost $1,988,672)                            $ 3,298,483
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $37,890,515)                           $49,859,191
----------------------------------------------------------------------
Total Investments -- 97.9%
   (identified cost $37,890,515)                           $49,859,191
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                     $ 1,051,490
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $50,910,681
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
---------------------------------------------------------------
Investments, at value (identified cost,
   $37,890,515)                                     $49,859,191
Foreign currency, at value (identified cost,
   $1,729,508)                                        1,724,111
Interest receivable                                         383
Prepaid expenses                                            199
---------------------------------------------------------------
TOTAL ASSETS                                        $51,583,884
---------------------------------------------------------------

Liabilities
---------------------------------------------------------------
Payable for investments purchased                   $   418,957
Due to bank                                               9,208
Accrued expenses                                        245,038
---------------------------------------------------------------
TOTAL LIABILITIES                                   $   673,203
---------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $50,910,681
---------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $38,946,626
Net unrealized appreciation (computed on the basis
   of identified cost)                               11,964,055
---------------------------------------------------------------
TOTAL                                               $50,910,681
---------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
---------------------------------------------------------------
Dividends (net of foreign taxes, $8,862)            $   126,409
Interest                                                  1,209
---------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $   127,618
---------------------------------------------------------------

Expenses
---------------------------------------------------------------
Investment adviser fee                              $   163,422
Administration fee                                       53,933
Trustees' fees and expenses                               1,946
Custodian fee                                            77,739
Legal and accounting services                            14,441
Miscellaneous                                             7,034
---------------------------------------------------------------
TOTAL EXPENSES                                      $   318,515
---------------------------------------------------------------

NET INVESTMENT LOSS                                 $  (190,897)
---------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)
      (net of foreign taxes, $201,345)              $  (389,735)
   Foreign currency transactions                        (46,486)
---------------------------------------------------------------
NET REALIZED LOSS                                   $  (436,221)
---------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $10,592,223
   Foreign currency                                      (4,581)
---------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $10,587,642
---------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $10,151,421
---------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 9,960,524
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                     $        (190,897) $       272,996
   Net realized gain (loss)                                  (436,221)       1,507,249
   Net change in unrealized
      appreciation (depreciation)                          10,587,642      (13,799,497)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $       9,960,524  $   (12,019,252)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $       1,186,642  $       639,267
   Withdrawals                                             (4,320,096)      (8,831,081)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $      (3,133,454) $    (8,191,814)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $       6,827,070  $   (20,211,066)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $      44,083,611  $    64,294,677
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      50,910,681  $    44,083,611
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------
                                  (UNAUDITED)            2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.48%(1)        1.47%       1.34%       0.85%       0.50%
   Expenses after custodian
      fee reduction                       1.48%(1)        1.19%       1.13%       0.85%       0.50%
   Net investment income
      (loss)                             (0.88)%(1)       0.58%      (0.31)%      1.32%       1.34%
Portfolio Turnover                          41%            109%        112%        105%        101%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          23.46%             --          --          --          --
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $50,911         $44,084     $64,295     $28,485     $15,207
---------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002 the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002 the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $17,357,160 and $19,333,026, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $37,890,515
    -----------------------------------------------------
    Gross unrealized appreciation             $15,901,852
    Gross unrealized depreciation              (3,933,176)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,968,676
    -----------------------------------------------------

   The net unrealized depreciation on currency was $4,621.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2002 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

Officers

James B. Hawkes
President and Trustee

Gregory L. Coleman
Vice President

Thomas E. Faust, Jr.
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE ASIAN SMALL COMPANIES FUND
AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISOR OF ASIAN SMALL COMPANIES PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customer.

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE ASIAN SMALL COMPANIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
       CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES
        CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE
                            YOU INVEST OR SEND MONEY.
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405-4/02                                                                   ASSRC